Segmented Information (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company’s geographic segments are as follows:

	June 30, 2018	December 31, 2017
Equipment
Canada	15	19
Greenland	27	30
Total	42	49

	June 30, 2018	December 31,2017
Exploration and evaluation assets
Canada	1,908	1,817
Greenland	53,194	48,671
United States	8	6
Total	55,110	50,494